Share-based payment arrangements	12 Months Ended
Dec. 31, 2011
Share-based payment arrangements
Share-based payment arrangements

Note 18—Share-based payment arrangements

        The Company has three share-based payment plans, as more fully described in the respective sections below. Compensation cost for equity-settled awards is recorded in "Total cost of sales" and in "Selling, general and administrative expenses" and totaled $67 million, $66 million and $66 million in 2011, 2010 and 2009, respectively. Compensation cost for cash-settled awards is recorded in "Selling, general and administrative expenses" and is disclosed in the WAR, LTIP and Other share-based payments sections of this note. The total tax benefit recognized in 2011, 2010 and 2009, was not significant.

        At December 31, 2011, the Company had the ability to issue up to 94 million new shares out of contingent capital in connection with share-based payment arrangements. In addition, 24 million shares held by the Company in treasury stock at December 31, 2011, could be used to settle share-based payment arrangements.

        As the primary trading market for the shares of ABB Ltd is the SIX Swiss Exchange, on which the shares are traded in Swiss francs, certain data disclosed below related to the instruments granted under share-based payment arrangements are presented in Swiss francs.

MIP

        Under the MIP, the Company offers cash-settled WARs and options (and prior to the 2010 launch offered also physically-settled warrants) to key employees for no consideration.

        The warrants and options granted under the MIP allow participants to purchase shares of ABB Ltd at predetermined prices. Participants may sell the warrants and options rather than exercise the right to purchase shares. Equivalent warrants are listed by a third-party bank on the SIX Swiss Exchange, which facilitates pricing and transferability of warrants granted under this plan. The options entitle the holder to request that a third-party bank purchase such options at the market price of equivalent listed warrants related to that MIP launch. If the participant elects to sell the warrants or options, the instruments will thereafter be held by a third party and, consequently, the Company's obligation to deliver shares will be toward this third party. Each WAR gives the participant the right to receive, in cash, the market price of an equivalent listed warrant on the date of exercise of the WAR. The WARs are non-transferable.

        Participants may exercise or sell warrants and options and exercise WARs after the vesting period, which is three years from the date of grant. Vesting restrictions can be waived in certain circumstances such as death or disability. All warrants, options and WARs expire six years from the date of grant.

Warrants and options

        The fair value of each warrant and option is estimated on the date of grant using a lattice model that uses the assumptions noted in the table below. Expected volatilities are based on implied volatilities from equivalent listed warrants on ABB Ltd shares. The expected term of the warrants and options granted has been assumed to be the contractual six-year life of each warrant and option, based on the fact that after the vesting period, a participant can elect to sell the warrant or option rather than exercise the right to purchase shares, thereby realizing the time value of the warrants and options. The risk-free rate is based on a six-year Swiss franc interest rate, reflecting the six-year contractual life of the warrants and options. In estimating forfeitures, the Company has used the data from previous comparable MIP launches.

	2011 grant	2010 grant	2009 grant
Expected volatility	26%	30%	41%
Dividend yield	2.44%	2.35%	2.34%
Expected term	6 years	6 years	6 years
Risk-free interest rate	1.59%	1.20%	1.93%

        Presented below is a summary of the activity related to warrants and options:

	Number of instruments	Number of shares(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2011	128,114,150	25,622,830	25.00
Granted	46,316,078	9,263,216	25.50
Exercised(4)	(7,282,500)	(1,456,500)	15.30
Forfeited	(1,539,374)	(307,875)	25.33

Outstanding at December 31, 2011	165,608,354	33,121,671	25.56	3.6	1.9

Vested and expected to vest at December 31, 2011	154,455,269	30,891,054	25.74	3.5	1.9
Exercisable at December 31, 2011	65,225,668	13,045,134	29.23	2.0	1.9
(1)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)
Information presented reflects the exercise price per share of ABB Ltd.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

(4)
The cash received upon exercise amounted to $26 million. The shares were issued out of contingent capital.

        Of the outstanding instruments at December 31, 2011, 2010 and 2009, 22.9 million, 17.6 million and 8.8 million, respectively, have been sold to a third party by participants, representing 4.6 million, 3.5 million and 1.8 million shares, respectively.

        At December 31, 2011, there was $46 million of total unrecognized compensation cost related to non-vested warrants and options granted under the MIP. That cost is expected to be recognized over a weighted-average period of 2.0 years. The weighted-average grant-date fair value of warrants and options granted during 2011, 2010 and 2009 was 0.83 Swiss francs, 0.81 Swiss francs and 1.15 Swiss francs, respectively. In 2011, 2010 and 2009, the aggregate intrinsic value (on the dates of exercise) of instruments exercised was 11 million Swiss francs, 9 million Swiss francs and 5 million Swiss francs, respectively.

        Presented below is a summary, by launch, related to instruments outstanding at December 31, 2011:

Exercise price (in Swiss francs)(1)	Number of instruments	Number of shares(2)	Weighted-average remaining contractual term (in years)
15.30	4,085,000	817,000	0.1
26.00	26,475,740	5,295,148	1.4
36.40	27,806,410	5,561,282	2.4
19.00	23,045,500	4,609,100	3.4
22.50	38,283,500	7,656,700	4.4
25.50	45,912,204	9,182,441	5.4

Total number of instruments and shares	165,608,354	33,121,671	3.6

(1)
Information presented reflects the exercise price per share of ABB Ltd.

(2)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

WARs

        As each WAR gives the holder the right to receive cash equal to the market price of an equivalent listed warrant on date of exercise, the Company records a liability based upon the fair value of outstanding WARs at each period end, accreted on a straight-line basis over the three-year vesting period. In "Selling, general and administrative expenses", the Company recorded income of $8 million, and expense of $8 million and $17 million for 2011, 2010 and 2009, respectively, as a result of changes in both the fair value and vested portion of the outstanding WARs. To hedge its exposure to fluctuations in the fair value of outstanding WARs, the Company purchased cash-settled call options, which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs. The cash-settled call options are recorded as derivatives measured at fair value (see Note 5), with subsequent changes in fair value recorded through earnings to the extent that they offset the change in fair value of the liability for the WARs. In 2011, 2010 and 2009, the Company recorded expense of $24 million, $10 million and $1 million, respectively, in "Selling, general and administrative expenses" related to the cash-settled call options.

        The aggregate fair value of outstanding WARs was $17 million and $45 million at December 31, 2011 and 2010, respectively. The fair value of WARs was determined based upon the trading price of equivalent warrants listed on the SIX Swiss Exchange.

        Presented below is a summary of the activity related to WARs:

Number of WARs
Outstanding at January 1, 2011	58,401,395
Granted	10,453,300
Exercised	(6,781,355)
Forfeited	(735,000)

Outstanding at December 31, 2011	61,338,340

Exercisable at December 31, 2011	22,405,040

        The aggregate fair value at date of grant of WARs granted in 2011, 2010 and 2009 was $10 million, $7 million and $22 million, respectively. In 2011, 2010 and 2009, share-based liabilities of $7 million, $25 million and $20 million, respectively, were paid upon exercise of WARs by participants.

ESAP

        The employee share acquisition plan (ESAP) is an employee stock-option plan with a savings feature. Employees save over a twelve-month period, by way of monthly salary deductions. At the end of the savings period, employees choose whether to exercise their stock options using their savings plus interest to buy ABB Ltd shares (American Depositary Shares (ADS) in the case of employees in the United States and Canada—each ADS representing one registered share of the Company) at the exercise price set at the grant date, or have their savings returned with interest. The savings are accumulated in a bank account held by a third-party trustee on behalf of the participants and earn interest. Employees can withdraw from the ESAP at any time during the savings period and will be entitled to a refund of their accumulated savings.

        The fair value of each option is estimated on the date of grant using the same option valuation model as described under the MIP, using the assumptions noted in the table below. The expected term of the option granted has been determined to be the contractual one-year life of each option, at the end of which the options vest and the participants are required to decide whether to exercise their options or have their savings returned with interest. The risk-free rate is based on one-year Swiss franc interest rates, reflecting the one-year contractual life of the options. In estimating forfeitures, the Company has used the data from previous ESAP launches.

	2011 grant	2010 grant	2009 grant
Expected volatility	33%	27%	35%
Dividend yield	3.13%	2.49%	2.07%
Expected term	1 year	1 year	1 year
Risk-free interest rate	0%	0.26%	0.37%

        Presented below is a summary of activity under the ESAP:

	Number of shares(1)	Weighted-average exercise price (in Swiss francs)(2)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2011	4,140,440	20.46
Granted	4,904,690	15.98
Forfeited	(205,600)	20.35
Exercised(4)	(20,366)	20.46
Not exercised (savings returned plus interest)	(3,919,624)	20.46

Outstanding at December 31, 2011	4,899,540	15.98	0.8	8.3

Vested and expected to vest at December 31, 2011	4,693,788	15.98	0.8	8.0
Exercisable at December 31, 2011	—	—	—	—
(1)
Includes shares represented by ADS.

(2)
Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)
The cash received upon exercise and the corresponding tax benefit were not significant. The shares were issued out of treasury shares.

        The exercise prices per ABB Ltd share and per ADS of 15.98 Swiss francs and $18.10, respectively, for the 2011 grant, 20.46 Swiss francs and $20.55, respectively, for the 2010 grant and 19.36 Swiss francs and $18.75, respectively, for the 2009 grant were determined using the closing price of the ABB Ltd share on SIX Swiss Exchange and ADS on the New York Stock Exchange on the respective grant dates.

        At December 31, 2011, there was $8 million of total unrecognized compensation cost related to non-vested options granted under the ESAP. That cost is expected to be recognized over the first ten months of 2012 in "Total cost of sales" and in "Selling, general and administrative expenses". The weighted-average grant-date fair value of options granted during 2011, 2010 and 2009, was 1.89 Swiss francs, 1.96 Swiss francs and 2.55 Swiss francs, respectively. The total intrinsic value (on the dates of exercise) of options exercised in 2010 and 2009 was 3.5 million Swiss francs and 22 million Swiss francs, respectively. In 2011, the amount of options exercised and the related intrinsic value (on date of exercise) were insignificant.

LTIP

        The Company has a long-term incentive plan (LTIP) for members of its Executive Committee and selected other executives (Eligible Participants), as defined in the terms of the LTIP and determined by the Company's Governance, Nomination and Compensation Committee. The LTIP involves annual conditional grants of the Company's stock to such Eligible Participants that are subject to certain conditions. The 2011 and 2010 launches under the LTIP are each composed of two components—a share-price performance component and a retention component. The 2009 LTIP launch is composed of two components—a share-price performance component and a co-investment component.

        Under the share-price performance component, the number of shares granted is dependent upon the base salary of the Eligible Participant. The actual number of shares that will vest at a future date is dependent on (i) the performance of ABB Ltd shares during a defined period (Evaluation Period) compared to those of a selected peer group of publicly-listed multinational companies and (ii) the term of service of the respective Eligible Participant in their capacity as an Eligible Participant during the Evaluation Period. The actual number of shares that vest after the Evaluation Period cannot exceed 100 percent of the conditional grant.

        The performance of the Company compared to its peers over the Evaluation Period will be measured as the sum, in percentage terms, of the average percentage price development of the ABB Ltd share price over the Evaluation Period and an average annual dividend yield percentage (the Company's Performance). In order for shares to vest, the Company's Performance over the Evaluation Period must be equal to or better than half of the defined peers. The actual number of shares to be delivered by the Company, after the end of the Evaluation Period, will be dependent on the Company's ranking in comparison with the defined peers. The full amount of the grant will vest if the Company's Performance is positive and better than three-quarters of the defined peers. If the Company's Performance is negative but other conditions are met, a reduced number of shares will vest. In addition, if the Company's net income (adjusted for the financial impact of items that are, in the opinion of the Company's Board, non-operating, non-recurring or unforeseen—such as divestments and acquisitions) is negative for the year preceding the year in which the Evaluation Period ends, no shares will vest, irrespective of the outcome of the Company's Performance.

        Under the co-investment component of the 2009 LTIP launch, each Eligible Participant was invited to invest in the Company's shares, up to an individually defined maximum number of shares. If the Eligible Participant remains the owner of such shares until the end of the Evaluation Period, the Company will deliver free-of-charge to the Eligible Participant a matching number of shares.

        Under the retention component of the 2011 and 2010 LTIP launches, each Eligible Participant was conditionally granted an individually defined maximum number of shares which fully vest at the end of the Evaluation Period (if the participant remains an Eligible Participant till the end of such period).

        The method of settlement of vested shares varies for each LTIP launch. For the 2011 and 2010 LTIP launches, under the share-price performance component, an Eligible Participant receives, in cash, 100 percent of the value of the shares that have vested. Under the retention component, an Eligible Participant receives 70 percent of the shares that have vested in the form of shares (Equity-Settled Awards) and 30 percent of the value of the shares that have vested in cash (Cash-Settled Awards), with the possibility to elect to receive the 30 percent portion also in shares rather than cash. For the 2009 LTIP launch, the same settlement conditions apply as for the retention component of the 2011 and 2010 LTIP launches.

        Presented below is a summary of launches of the LTIP outstanding at December 31, 2011:

Launch year	Evaluation Period	Reference price (Swiss francs)(1)
2009	March 15, 2009, to March 15, 2012	14.16
2010	March 15, 2010, to March 15, 2013	21.63
2011	March 15, 2011, to March 15, 2014	22.25
(1)
For the purpose of comparison with the peers, the reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.

        Presented below is a summary of activity under the LTIP:

	Number of shares
	Equity & Cash or choice of 100% Equity Settlement(1)	Only Cash Settlement(2)	Total	Weighted-average grant-date fair value per share (Swiss francs)
Nonvested at January 1, 2011	2,337,021	228,913	2,565,934	16.17
Granted	487,814	300,986	788,800	17.91
Vested	(169,260)	—	(169,260)	28.34
Expired(3)	(698,392)	(13,714)	(712,106)	25.51
Forfeited	(103,362)	(19,157)	(122,519)	12.37

Nonvested at December 31, 2011	1,853,821	497,028	2,350,849	13.25

(1)
Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.

(2)
Shares that, subject to vesting, the Eligible Participant can only receive in cash.

(3)
Expired as the criteria for the Company's Performance condition were not satisfied.

        Equity-Settled Awards are recorded in the "Capital stock and additional paid-in capital" component of stockholders' equity, with compensation cost recorded in "Selling, general and administrative expenses" over the vesting period (which is from grant date to the end of the Evaluation Period) based on the grant-date fair value of the shares. The Cash-Settled Awards are recorded as a liability remeasured at fair value at each reporting date for the percentage vested, with changes in the liability recorded in "Selling, general and administrative expenses".

        At December 31, 2011, there was $9 million of total unrecognized compensation cost related to Equity-Settled Awards under the LTIP. That cost is expected to be recognized over a weighted-average period of 1.8 years. The compensation cost recorded in 2011, 2010 and 2009 for Cash-Settled Awards was not significant.

        The aggregate fair value, at the dates of grant, of shares granted in 2011, 2010 and 2009, was approximately $16 million, $7 million and $13 million, respectively. The total grant-date fair value of shares that vested during 2011, 2010 and 2009 was $5 million, $10 million and $2 million, respectively. The weighted-average grant-date fair value of shares granted during 2011, 2010 and 2009, was 17.91 Swiss francs, 13.79 Swiss francs and 9.83 Swiss francs, respectively.

        For the share-price performance component of the 2011, 2010 and 2009 LTIP launches, the fair value of the shares relating to the Equity-Settled Awards is based on the market price of the ABB Ltd share on grant date, adjusted for the probability of vesting as computed using a Monte Carlo simulation model at grant date. The main inputs to the Monte Carlo simulation model for the grant-date fair value of the Equity-Settled Awards for the Company and each peer company are as follows:

	LTIP 2011 Launch		LTIP 2010 Launch		LTIP 2009 Launch
Equity-Settled Awards at grant dates of	From	To	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	10.4	41.8	19.5	53.5	5.6	51.5
—Risk-free rates (%)	2.1	4.4	1.9	4.3	2.2	4.1
—Equity betas	0.83	1.30	0.83	1.31	0.81	1.29
—Equity risk premiums (%)	5.0	7.0	6.0	8.0	6.0	8.0

        The fair value of the shares relating to the Cash-Settled Awards is based on the market price of the ABB Ltd share at each reporting date adjusted for the probability of vesting as computed using a Monte Carlo simulation model at each reporting date. The main inputs to the Monte Carlo simulation model for the December 31, 2011 and 2010, fair values of the Cash-Settled Awards for the Company and each peer company are as follows:

	December 31,
	2011		2010
Cash-Settled Awards at	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	16.6	49.8	12.5	46.4
—Risk-free rates (%)	1.0	3.7	1.8	4.4
—Equity betas	0.86	1.26	0.84	1.30
—Equity risk premiums (%)	5.0	7.0	6.0	8.0

        For the retention component under the 2011 and 2010 LTIP launch and the co-investment component under the 2009 LTIP launch, the fair value of the shares is the market price of the ABB Ltd share on grant date for the Equity-Settled Awards and on each reporting date for the Cash-Settled Awards.

Other share-based payments

        The Company has other minor share-based payment arrangements with certain individual employees. In December 2009, such arrangements then outstanding were modified to give the participants the right to receive, upon vesting, 30 percent of the value of the vested shares in cash. The additional compensation cost as a result of such modification was not significant. The compensation cost recorded in "Selling, general and administrative expenses" in 2011, 2010 and 2009, for the cash-settled arrangements was not significant.